Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

7. Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Cost:
Machinery and electronic equipment	17,409,218	14,733,245
Office furniture	370,667	370,966
Leasehold improvement	2,794,450	2,794,450
Transportation equipment	41,014	41,014
Buildings and facilities attached to buildings	194,892,201	192,785765
Less: Accumulated depreciation	(18,165,635)	(22,568,140)
Property, plant and equipment, net	197,341,915	188,159,300

Depreciation expenses recognized for the six months ended June 30, 2024 and 2025 were RMB2,747,323 and RMB5,028,704, respectively.

As of December 31, 2024 and June 30, 2025, property, plant and equipment with net book value of RMB188,432,414 and RMB181,819,264 was pledged as collateral under a loan arrangement, respectively (also see Note 11).